UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of September 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 190.6%
	Asset-Backed Securities — 10.3%
200,000	Bank of America Credit Card Trust, Series 2006-C4, Class C4, VAR, 2.72%, 11/15/11 (m)	193,479
595,000	Capital One Multi-Asset Execution Trust, Series 2007-A9, Class A9, 4.95%, 08/15/12 (m)	596,557
95,610	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 3.59%, 12/25/33 (m)	79,574
	Countrywide Asset-Backed Certificates,
120,555	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	98,306
1,056	Series 2004-1, Class 3A, VAR, 3.49%, 04/25/34 (m)	797
120,000	Series 2004-1, Class M1, VAR, 3.71%, 03/25/34 (m)	81,418
100,000	Series 2004-1, Class M2, VAR, 3.76%, 03/25/34 (m)	78,268
	Countrywide Home Equity Loan Trust,
89,330	Series 2004-1, Class A, VAR, 2.78%, 02/15/34 (m)	65,066
30,587	Series 2004-K, Class 2A, VAR, 2.79%, 02/15/34 (m)	22,080
24,043	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	23,509
	First Franklin Mortgage Loan Asset Backed Certificates,
250,000	Series 2005-FF11, Class M1, VAR, 3.64%, 11/25/35 (m)	156,030
125,000	Series 2005-FF2, Class M3, VAR, 3.69%, 03/25/35 (m)	53,323
1,584	GSAMP Trust, Series 2004-OPT, Class A1, VAR, 3.55%, 11/25/34 (m)	1,202
210,000	Home Equity Asset Trust, Series 2005-8, Class M2, VAR, 3.66%, 02/25/36 (m)	94,439
500,000	K2 (USA) LLC, Series 2007-2D, VAR, 0.00%, 02/15/10 (f) (i) (s) (v)	—
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, VAR, 3.89%, 08/25/33 (m)	235,669
190,000	Series 2004-1, Class M1, VAR, 3.71%, 02/25/34 (m)	138,358
125,000	Series 2004-1, Class M2, VAR, 3.76%, 02/25/34 (m)	90,922
250,000	Series 2004-3, Class M1, VAR, 3.78%, 07/25/34 (m)	183,135
125,000	MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M2, VAR, 3.63%, 03/25/35 (m)	75,109
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 3.66%, 03/25/35 (m)	85,399
	Option One Mortgage Loan Trust,
38,697	Series 2003-1, Class A2, VAR, 4.05%, 02/25/33 (m)	31,514
23,968	Series 2003-5, Class A2, VAR, 3.53%, 08/25/33 (m)	21,303
	Residential Asset Securities Corp.,
10,291	Series 2002-KS4, Class AIIB, VAR, 3.71%, 07/25/32 (m)	8,130
13,918	Series 2003-KS5, Class AIIB, VAR, 3.79%, 07/25/33 (m)	10,133
16,121	Series 2003-KS9, Class A2B, VAR, 3.85%, 11/25/33 (m)	10,594
250,000	Series 2005-KS11, Class M2, VAR, 3.63%, 12/25/35 (m)	107,873
250,000	Soundview Home Equity Loan Trust, Series 2005-OPT4, Class M1, VAR, 3.67%, 12/25/35 (m)	118,806
	Wachovia Asset Securitization, Inc.,
22,165	Series 2002-HE2, Class A, VAR, 3.64%, 12/25/32 (m)	17,299
37,704	Series 2003-HE2, Class AII1, VAR, 3.47%, 06/25/33 (m)	29,442
82,483	Series 2003-HE3, Class A, VAR, 3.46%, 11/25/33 (m)	65,909

	Total Asset-Backed Securities (Cost $4,324,762)	2,773,643

	Collateralized Mortgage Obligations — 23.6%
	Agency CMO — 7.5%
	Federal Home Loan Mortgage Corp. REMICS,
63,185	Series 2751, Class AI, IO, 5.00%, 04/15/22 (m)	317
562,871	Series 2779, Class SM, IF, IO, 4.66%, 10/15/18 (m)	44,166
98,858	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	1,403

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Agency CMO — 7.5%— Continued
1,249,377	Series 2861, Class GS, IF, IO, 4.71%, 01/15/21 (m)	60,914
1,203,234	Federal Home Loan Mortgage Corp. STRIPS, Series 240, Class S22, IF, IO, 4.66%, 07/15/36 (m)	115,734
	Federal National Mortgage Association REMICS,
366,362	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	27,044
256,730	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	260,931
223,708	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	227,498
582,832	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	593,182
221,841	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	225,402
216,621	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	220,098
218,201	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	222,088
	Government National Mortgage Association,
1,082	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	1
114,451	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	1,719

		2,000,497

	Non-Agency CMO — 16.1%
	Adjustable Rate Mortgage Trust,
24,255	Series 2004-1, Class 9A2, VAR, 3.61%, 01/25/35 (m)	16,621
20,853	Series 2005-4, Class 7A2, VAR, 3.44%, 08/25/35 (m)	13,417
97,251	Series 2005-5, Class 6A21, VAR, 3.44%, 09/25/35 (m)	58,354
52,298	Series 2005-6A, Class 2A1, VAR, 3.52%, 11/25/35 (m)	33,294
329,925	CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A7, 6.00%, 01/25/37 (m)	251,232
	Countrywide Alternative Loan Trust,
440,019	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	335,239
712,542	Series 2006-J5, Class 1A1, 6.50%, 09/25/36	567,145
621,863	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	583,755
90,449	CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	90,381
403,704	First Horizon Alternative Mortgage Securities, Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	336,756
50,114	Indymac Index Mortgage Loan Trust, Series 2004-AR7, Class A1, VAR, 3.65%, 09/25/34 (m)	27,073
86,153	Lehman Mortgage Trust, Series 2007-4, Class 4A1, 6.00%, 05/25/37 (m)	57,588
	RESI Finance LP, (Cayman Islands),
497,341	Series 2003-C, Class B3, VAR, 3.89%, 09/10/35 (e) (m)	350,327
92,100	Series 2003-C, Class B4, VAR, 4.09%, 09/10/35 (e) (m)	61,127
471,459	Series 2003-D, Class B3, VAR, 3.79%, 12/10/35 (e) (m)	333,039
154,131	Series 2003-D, Class B4, VAR, 3.99%, 12/10/35 (e) (m)	102,651
231,637	Series 2005-A, Class B3, VAR, 3.07%, 03/10/37 (e) (m)	132,774
94,546	Series 2005-A, Class B4, VAR, 3.17%, 03/10/37 (e) (m)	51,414
15,057	SACO I, Inc., (Bear Stearns), Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	15,170
155,589	Structured Asset Mortgage Investments, Inc., Series 2005-AR2, Class 2A1, VAR, 3.44%, 05/25/45 (m)	103,915
265,516	Thornburg Mortgage Securities Trust, Series 2006-2, Class A2A, VAR, 3.32%, 03/25/46 (m)	256,519
	WaMu Mortgage Pass Through Certificates,
66,781	Series 2005-AR2, Class 2A21, VAR, 3.54%, 01/25/45 (m)	41,184
171,579	Series 2005-AR9, Class A1A, VAR, 3.53%, 07/25/45 (m)	112,774
240,117	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	146,922

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Non-Agency CMO — 16.1%— Continued
319,937	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 06/25/37 (m)	259,749

		4,338,420

	Total Collateralized Mortgage Obligations (Cost $7,634,597)	6,338,917

	Commercial Mortgage-Backed Securities — 3.6%
250,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m)	222,307
565,000	Credit Suisse Mortgage Capital Certificates, Series 2006 - C1, Class A4, VAR, 5.61%, 02/15/39 (m)	506,949
	LB-UBS Commercial Mortgage Trust,
75,000	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	67,356
195,000	Series 2006-C4, Class A4, VAR, 6.08%, 06/15/38 (m)	178,118

	Total Commercial Mortgage-Backed Securities (Cost $1,069,136)	974,730

	Corporate Bonds — 34.7%
	Aerospace & Defense — 0.1%
20,000	L-3 Communications Corp., 5.88%, 01/15/15 (m)	18,100

	Air Freight & Logistics — 0.2%
65,000	United Parcel Service, Inc., 6.20%, 01/15/38 (m)	60,454

	Auto Components — 0.0% (g)
10,000	Goodyear Tire & Rubber Co. (The), 9.00%, 07/01/15 (m)	9,900

	Beverages — 0.8%
35,000	Constellation Brands, Inc., 7.25%, 09/01/16 (m)	32,200
95,000	Diageo Capital plc, (United Kingdom), 5.75%, 10/23/17 (m)	91,163
85,000	Dr. Pepper Snapple Group, Inc., 6.82%, 05/01/18 (e) (m)	82,047

		205,410

	Capital Markets — 1.3%
60,000	Credit Suisse Guernsey Ltd., (Switzerland), VAR, 5.86%, 05/15/17 (m) (x)	45,424
	Goldman Sachs Group, Inc. (The),
75,000	5.95%, 01/15/27 (m)	45,777
35,000	6.75%, 10/01/37 (m)	23,366
35,000	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., PIK, 8.88%, 04/01/15 (m)	31,675
315,000	Lehman Brothers Holdings, Inc. 11/10/09 (d) (m)	39,375
60,000	Merrill Lynch & Co., Inc., 6.05%, 08/15/12 (m)	56,258
150,000	Morgan Stanley, 6.63%, 04/01/18 (m)	99,269

		341,144

	Chemicals — 0.4%
30,000	Huntsman LLC, 11.50%, 07/15/12 (m)	30,600
30,000	Nalco Co., 7.75%, 11/15/11 (m)	29,400
40,000	PolyOne Corp., 8.88%, 05/01/12 (m)	38,000

		98,000

	Commercial Banks — 4.2%
75,000	Depfa ACS Bank, (Ireland), 5.13%, 03/16/37 (e) (m)	71,100
90,000	Deutsche Bank AG, (Germany), 5.38%, 10/12/12 (m)	86,720
350,000	Glitnir Banki HF, (Iceland), VAR, 2.95%, 10/15/08 (e) (m)	349,736
200,000	HBOS plc, (United Kingdom), VAR, 5.92%, 10/01/15 (e) (m) (x)	117,953
200,000	ICICI Bank Ltd., (India), VAR, 3.33%, 01/12/10 (e) (m)	194,240
150,000	Shinsei Finance II, (Cayman Islands), VAR, 7.16%, 07/25/16 (e) (m) (x)	76,969
100,000	Standard Chartered plc, (United Kingdom), VAR, 6.41%, 01/30/17 (e) (m) (x)	77,065
150,000	Woori Bank, (South Korea), VAR, 5.75%, 03/13/14 (e) (m)	149,188

		1,122,971

	Commercial Services & Supplies — 0.4%
40,000	ACCO Brands Corp., 7.63%, 08/15/15 (m)	30,600
10,000	Allied Waste North America, Inc., 7.38%, 04/15/14 (m)	9,725

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Commercial Services & Supplies— Continued
20,000	Corrections Corp. of America, 6.25%, 03/15/13 (m)	18,700
55,000	Iron Mountain, Inc., 6.63%, 01/01/16 (m)	51,700

		110,725

	Computers & Peripherals — 0.5%
135,000	Hewlett-Packard Co., 4.50%, 03/01/13 (m)	129,719

	Consumer Finance — 1.7%
45,000	GMAC LLC, 6.88%, 08/28/12 (m)	17,886
200,000	International Lease Finance Corp., VAR, 3.03%, 05/24/10 (m)	160,245
60,000	John Deere Capital Corp., 5.35%, 04/03/18 (m)	54,393
250,000	SLM Corp., VAR, 2.94%, 07/27/09 (m)	220,053

		452,577

	Containers & Packaging — 0.1%
10,000	Owens Brockway Glass Container, Inc., 8.25%, 05/15/13 (m)	9,950
20,000	Smurfit-Stone Container Enterprises, Inc., 8.38%, 07/01/12 (m)	16,800

		26,750

	Diversified Consumer Services — 0.2%
30,000	Service Corp. International, 7.38%, 10/01/14 (m)	27,300
20,000	Stewart Enterprises, Inc., 6.25%, 02/15/13 (m)	18,400

		45,700

	Diversified Financial Services — 2.0%
115,000	Bank of America Corp., 5.65%, 05/01/18 (m)	96,864
80,000	Caterpillar Financial Services Corp., 5.45%, 04/15/18 (m)	71,571
	Citigroup, Inc.,
100,000	5.50%, 04/11/13 (m)	87,286
85,000	6.00%, 08/15/17 (m)	72,006
65,000	6.13%, 11/21/17 (m)	55,086
	General Electric Capital Corp.,
95,000	5.25%, 10/19/12 (m)	89,315
40,000	5.88%, 01/14/38 (m)	29,490
60,000	6.15%, 08/07/37 (m)	45,938

		547,556

	Diversified Telecommunication Services — 0.9%
130,000	AT&T, Inc., 6.30%, 01/15/38 (m)	107,666
13,000	Qwest Communications International, Inc., VAR, 6.30%, 02/15/09 (m)	12,838
20,000	Qwest Corp., 8.88%, 03/15/12 (m)	19,600
25,000	Telecom Italia Capital S.A., (Luxembourg), 7.72%, 06/04/38 (m)	20,720
90,000	Verizon Communications, Inc., 6.40%, 02/15/38 (m)	75,116

		235,940

	Electric Utilities — 2.3%
100,000	E.ON International Finance BV, (Netherlands), 5.80%, 04/30/18 (e) (m)	95,576
85,000	Florida Power & Light Co., 5.95%, 02/01/38 (m)	78,922
250,000	Ohio Power Co., VAR, 2.97%, 04/05/10 (m)	245,243
75,000	PacificCorp, 5.65%, 07/15/18 (m)	71,026
45,000	Spectra Energy Capital LLC, 7.50%, 09/15/38 (m)	41,785
15,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e) (m)	13,537
70,000	Virginia Electric & Power Co., 6.35%, 11/30/37 (m)	63,185

		609,274

	Energy Equipment & Services — 0.3%
30,000	Cameron International Corp., 7.00%, 07/15/38 (m)	25,142
60,000	Transocean, Inc., (Cayman Islands), 6.80%, 03/15/38 (m)	55,050

		80,192

	Food & Staples Retailing — 1.9%
139,181	CVS Pass-Through Trust, 6.04%, 12/10/28 (e) (m)	124,922
200,000	CVS/Caremark Corp., VAR, 3.11%, 06/01/10 (m)	191,522
50,000	Kroger Co. (The), 6.40%, 08/15/17 (m)	47,942
50,000	Safeway, Inc., 6.35%, 08/15/17 (m)	48,458
100,000	Wal-Mart Stores, Inc., 6.50%, 08/15/37 (m)	93,826

		506,670

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Food Products — 0.1%
20,000	Del Monte Corp., 6.75%, 02/15/15 (m)	18,000

	Gas Utilities — 0.9%
140,000	Nakilat, Inc., (Qatar), 6.07%, 12/31/33 (e) (m)	124,712
100,000	NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (m)	94,913
30,000	Sonat, Inc., 7.63%, 07/15/11 (m)	30,361

		249,986

	Health Care Equipment & Supplies — 0.2%
35,000	Biomet, Inc., PIK, 10.38%, 10/15/17 (m)	34,650
30,000	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (m)	29,400

		64,050

	Health Care Providers & Services — 0.6%
	HCA, Inc.,
30,000	9.25%, 11/15/16 (m)	29,175
15,000	PIK, 9.63%, 11/15/16 (m)	14,250
125,000	UnitedHealth Group, Inc., VAR, 3.38%, 06/21/10 (m)	120,932

		164,357

	Hotels, Restaurants & Leisure — 0.3%
30,000	McDonald’s Corp., 6.30%, 10/15/37 (m)	29,106
35,000	MGM Mirage, Inc., 5.88%, 02/27/14 (m)	25,288
25,000	Vail Resorts, Inc., 6.75%, 02/15/14 (m)	23,437

		77,831

	Household Durables — 0.2%
23,000	Beazer Homes USA, Inc., 6.88%, 07/15/15 (m)	14,260
20,000	Jarden Corp., 7.50%, 05/01/17 (m)	16,650
35,000	Sealy Mattress Co., 8.25%, 06/15/14 (m)	27,475

		58,385

	Household Products — 0.0% (g)
10,000	Visant Holding Corp., SUB, 8.75%, 12/01/13 (m)	9,050

	Independent Power Producers & Energy Traders — 0.2%
25,000	Mirant North America LLC, 7.38%, 12/31/13 (m)	23,500
30,000	NRG Energy, Inc., 7.38%, 02/01/16 (m)	27,000

		50,500

	Industrial Conglomerates — 0.2%
65,000	General Electric Co., 5.25%, 12/06/17 (m)	56,877

	Industrial Machinery — 0.0% (g)
10,000	Baldor Electric Co., 8.63%, 02/15/17 (m)	9,550

	Insurance — 3.5%
120,000	Allstate Life Global Funding Trusts, 5.38%, 04/30/13 (m)	115,841
100,000	American International Group, Inc., 8.25%, 08/15/18 (e) (m)	58,097
70,000	Liberty Mutual Group, Inc., 7.50%, 08/15/36 (e) (m)	55,245
100,000	Lincoln National Corp., VAR, 7.00%, 05/17/66 (m)	76,259
125,000	Metropolitan Life Global Funding I, 5.13%, 04/10/13 (e) (m)	121,435
40,000	Nationwide Financial Services, 6.75%, 05/15/37 (m)	21,633
80,000	Principal Life Income Funding Trusts, 5.30%, 04/24/13 (m)	79,749
90,000	Reinsurance Group of America, Inc., VAR, 6.75%, 12/15/65 (m)	58,606
200,000	Stingray Pass-Through Trust, 5.90%, 01/12/15 (e)	26,000
195,000	Swiss RE Capital I LP, (United Kingdom), VAR, 6.85%, 05/25/16 (e) (m) (x)	165,728
55,000	Travelers Cos., Inc. (The), VAR, 6.25%, 03/15/37 (m)	42,302
210,000	XL Capital Ltd., (Cayman Islands), Series E, VAR, 6.50%, 04/15/17 (m) (x)	123,900

		944,795

	Internet & Catalog Retail — 0.2%
55,000	Visant Corp., 7.63%, 10/01/12 (m)	50,463

	Machinery — 0.1%
45,000	Terex Corp., 8.00%, 11/15/17 (m)	40,950

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Media — 3.1%
25,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.00%, 04/30/12 (e) (m)	22,375
50,000	Comcast Corp., 6.95%, 08/15/37 (m)	42,648
50,000	Dex Media, Inc., SUB, 11/15/13 (m)	23,000
55,000	DIRECTV Holdings LLC/DIRECTV Financing Co., 6.38%, 06/15/15 (m)	48,400
60,000	Echostar DBS Corp., 7.13%, 02/01/16 (m)	48,150
25,000	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16 (m)	21,875
	Time Warner Cable, Inc.,
30,000	6.55%, 05/01/37 (m)	24,296
55,000	7.30%, 07/01/38 (m)	48,926
145,000	Time Warner, Inc., 5.88%, 11/15/16 (m)	127,438
200,000	Viacom, Inc., VAR, 3.17%, 06/16/09 (m)	197,832
15,000	Videotron Ltee, (Canada), 6.88%, 01/15/14 (m)	14,175
225,000	Walt Disney Co. (The), 4.70%, 12/01/12 (m)	223,895

		843,010

	Metals & Mining — 0.9%
20,000	Arch Western Finance LLC, 6.75%, 07/01/13 (m)	18,800
35,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15 (m)	34,387
180,000	Rio Tinto Finance USA Ltd., (Australia), 5.88%, 07/15/13 (m)	176,456

		229,643

	Multiline Retail — 0.1%
35,000	Neiman-Marcus Group, Inc. (The), PIK, 9.00%, 10/15/15 (m)	29,313

	Multi-Utilities — 1.0%
175,000	Abu Dhabi National Energy Co., (United Arab Emirates), 5.62%, 10/25/12 (e) (m)	169,717
90,000	MidAmerican Energy Holdings Co., 6.13%, 04/01/36 (m)	75,697
35,000	Veolia Environnement, (France), 6.00%, 06/01/18 (m)	33,561

		278,975

	Oil, Gas & Consumable Fuels — 4.2%
	Chesapeake Energy Corp.,
40,000	6.50%, 08/15/17 (m)	35,000
15,000	7.00%, 08/15/14 (m)	14,025
105,000	Enterprise Products Operating LP, 6.30%, 09/15/17 (m)	97,922
135,000	Gaz Capital S.A. for Gazprom, (Russia), 7.29%, 08/16/37 (e) (m)	95,850
108,676	Gazprom International S.A., (Russia), Series regs, 7.20%, 02/01/20	97,537
15,000	Kinder Morgan Energy Partners LP, 6.50%, 02/01/37 (m)	12,124
65,000	Nexen, Inc., (Canada), 6.40%, 05/15/37 (m)	51,459
	Pemex Project Funding Master Trust,
150,000	VAR, 4.12%, 06/15/10 (e) (m)	147,570
150,000	VAR, 4.12%, 06/15/10	147,570
280,000	Ras Laffan Liquefied Natural Gas Co., Ltd. III, (Qatar), 5.83%, 09/30/16 (e) (m)	270,973
45,000	Suncor Energy, Inc., (Canada), 6.85%, 06/01/39 (m)	39,118
40,000	Valero Energy Corp., 6.63%, 06/15/37 (m)	34,517
	XTO Energy, Inc.,
45,000	5.75%, 12/15/13 (m)	43,201
55,000	6.38%, 06/15/38 (m)	44,907

		1,131,773

	Paper & Forest Products — 0.1%
15,000	Georgia-Pacific Corp., 7.00%, 01/15/15 (e) (m)	13,650
15,000	Georgia-Pacific LLC, 7.70%, 06/15/15 (m)	13,725

		27,375

	Real Estate Investment Trusts (REITs) — 0.1%
	Host Hotels & Resorts LP,
10,000	6.38%, 03/15/15 (m)	8,125
25,000	7.13%, 11/01/13 (m)	22,250

		30,375

	Road & Rail — 0.0% (g)
5,000	Hertz Corp. (The), 8.88%, 01/01/14 (m)	4,313

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	Semiconductors & Semiconductor Equipment — 0.1%
20,000	Sensata Technologies BV, (Netherlands), 8.00%, 05/01/14 (m)	16,900

	Software — 0.1%
30,000	Oracle Corp., 6.50%, 04/15/38 (m)	27,274

	Specialty Retail — 0.1%
15,000	Sally Holdings LLC, 9.25%, 11/15/14 (m)	14,137

	Textiles, Apparel & Luxury Goods — 0.1%
35,000	Hanesbrands, Inc., VAR, 6.51%, 12/15/14 (m)	29,050

	Thrifts & Mortgage Finance — 0.4%
100,000	Bancaja U.S. Debt S.A.U., (Spain), VAR, 2.94%, 07/10/09 (e) (m)	97,124
20,000	Countrywide Financial Corp., VAR, 3.42%, 03/24/09 (m)	19,522

		116,646

	Tobacco — 0.1%
35,000	Philip Morris International, Inc., 6.38%, 05/16/38 (m)	30,787

	Wireless Telecommunication Services — 0.5%
20,000	Cricket Communications, Inc., 9.38%, 11/01/14 (m)	18,600
50,000	Rogers Communications, Inc., (Canada), 6.80%, 08/15/18 (m)	47,301
70,000	Rogers Wireless, Inc., (Canada), 6.38%, 03/01/14 (m)	66,947

		132,848

	Total Corporate Bonds (Cost $11,018,057)	9,338,295

	Foreign Government Securities — 5.0%
	Federal Republic of Brazil, (Brazil),
103,000	8.00%, 01/15/18	110,210
75,000	12.25%, 03/06/30	116,250
280,000	Government of Ukraine, (Ukraine), 6.58%, 11/21/16	208,600
105,000	IIRSA Norte Finance Ltd., (Peru), 8.75%, 05/30/24	108,150
200,000	Republic of Argentina, (Argentina), VAR, 3.00%, 04/30/13	88,000
100,000	Republic of Guatemala, (Guatemala), 9.25%, 08/01/13	111,000
75,000	Russian Federation, (Russia), Series REGS, 12.75%, 06/24/28	120,375
	United Mexican States, (Mexico),
400,000	VAR, 3.49%, 01/13/09 (m)	399,200
65,000	8.00%, 09/24/22	74,912

	Total Foreign Government Securities (Cost $1,456,208)	1,336,697

	Mortgage Pass-Through Securities — 81.0%
	Federal Home Loan Mortgage Corp.,
4,745,000	TBA, 5.00%, 10/15/38	4,621,924
406,838	ARM, 5.86%, 01/01/37 (m)	413,789
3,070,000	TBA, 6.00%, 10/15/38	3,107,417
47,262	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.00%, 02/01/35 (m)	47,910
	Federal National Mortgage Association, 15 Year, Single Family,
536,143	4.50%, 04/01/23 - 05/01/23 (m)	522,897
220,000	TBA, 4.50%, 10/25/23	214,362
3,200,000	TBA, 5.50%, 10/25/23	3,224,998
145,000	TBA, 6.00%, 10/25/23	147,674
	Federal National Mortgage Association, 30 Year, Single Family,
148,493	5.50%, 06/01/38 (m)	148,194
2,550,000	TBA, 5.50%, 10/25/38	2,542,829
1,555,000	TBA, 6.00%, 10/25/37	1,574,923
4,075,000	TBA, 6.50%, 10/25/38	4,178,146
	Government National Mortgage Association, 30 Year, Single Family,
400,000	TBA, 6.00%, 10/15/38	405,875
625,000	TBA, 6.50%, 10/15/38	639,649

	Total Mortgage Pass-Through Securities (Cost $21,893,046)	21,790,587

	U.S. Government Agency Securities — 5.2%
	Federal Home Loan Mortgage Corp.,
855,000	4.88%, 06/13/18 (m)	866,556
65,000	5.00%, 07/15/14 (m)	67,610

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — Continued
	U.S. Government Agency Securities — Continued
125,000	5.13%, 10/18/16 (m)	129,005
	Federal National Mortgage Association,
130,000	3.88%, 07/12/13 (m)	129,677
70,000	4.13%, 04/15/14 (m)	69,952
150,000	4.88%, 12/15/16 (m)	152,326

	Total U.S. Government Agency Securities (Cost $1,426,209)	1,415,126

	U.S. Treasury Obligations — 27.2%
	U.S. Treasury Bonds,
500,000	4.75%, 08/15/17 (m)	535,977
230,000	5.00%, 05/15/37 (m)	255,857
10,000	6.38%, 08/15/27 (m)	12,466
150,000	6.75%, 08/15/26 (k)	192,574
80,000	7.25%, 08/15/22 (m)	103,975
	U.S. Treasury Notes,
5,240,000	2.63%, 05/31/10 (m)	5,298,541
70,000	3.13%, 09/30/13 (m)	70,481
120,000	3.38%, 07/31/13 (m)	122,184
50,000	3.50%, 02/15/18 (m)	49,031
645,000	3.88%, 05/15/18 (m)	649,233
25,000	4.00%, 08/15/18 (m)	25,356

	Total U.S. Treasury Obligations (Cost $7,172,817)	7,315,675

	Total Long-Term Investments (Cost 55,994,832)	51,283,670
	Short-Term Investments — 6.7%
	Commercial Paper — 3.7% (n)
500,000	Gotham Funding Corp., 4.01%, 10/23/08 (m)	498,764
500,000	Thames Asset Global Securitization, Inc., 3.51%, 10/30/08 (e) (m)	498,582

		997,346

SHARES

	Investment Company — 3.0%
797,030	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)	$797,030
	Total Short-Term Investments (Cost $1,794,398)	1,794,376

	Total Investments — 197.3% (Cost $57,789,230)	53,078,046
	Liabilities in Excess of Other Assets — (97.3)%	(26,176,545)

	NET ASSETS — 100.0%	$26,901,501

Percentages indicated are based on net assets.

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
3	U.S. Treasury Bond	December, 2008	$351,516	$(1,524)
3	U.K. Treasury Gilt	December, 2008	598,158	1,701
5	2 Year U.S. Treasury Note	December, 2008	1,067,188	5,064
11	90 Day Sterling	June, 2009	2,328,428	19,516
	Short Futures Outstanding
(3)	Euro-Bund	December, 2008	(485,987)	(7,574)
(1)	Eurodollar	December, 2008	(241,363)	(3,016)
(11)	U.S. Treasury Note	December, 2008	(1,260,875)	24,844
(13)	5 Year U.S. Treasury Note	December, 2008	(1,459,047)	(849)
(1)	Eurodollar	March, 2009	(242,588)	(4,353)
(1)	Eurodollar	June, 2009	(242,400)	(4,303)
(1)	Eurodollar	September, 2009	(242,188)	(2,141)
(1)	Eurodollar	December, 2009	(241,400)	(1,678)

				$25,687

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	-	Adjustable Rate Mortgage
CMO	-	Collateralized Mortgage Obligation
GMAC	-	General Motors Acceptance Corp.
IF	-

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2008. The rate may be subject to a cap and floor.

IO	-

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	-	Payment-in Kind
REMICS	-	Real Estate Mortgage Investment Conduit
STRIPS	-

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	-	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2008.
TBA	-	To Be Announced
VAR	-	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2008.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees.
(g)	Amount rounds to less than 0.1%
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2008.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$244,074
Aggregate gross unrealized depreciation	(4,955,258)

Net unrealized appreciation/depreciation	$(4,711,184)

Federal income tax cost of investments	$57,789,230

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short†	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Bond Portfolio
Level 1	$ 797,030	$ -	$ 51,125	$ (25,438)
Level 2	52,281,016	(5,619,197)	38,235	(281,452)
Level 3	-	-	-	-
Total	$ 53,078,046	$ (5,619,197)	$ 89,360	$ (306,890)

† Liabilities in securities sold short may include written options.
* Other financial instruments may include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Bond Portfolio
Balance as of 12/31/07	$ 261,100	$ -
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(261,100)	-
Net amortization/accretion	-	-
Net purchases (sales)	-	-
Net transfers in (out) of Level 3	-	-
Balance as of 09/30/08	$ -	$ -

* Other financial instruments include futures, forwards and swap contracts.

Short Positions
Principal Amount	Security Description	Value
$ (325,000)	FHLMC Gold Pools, 30 Year, Single Family, TBA, 5.50%, 10/15/38	$ (323,274)
(2,140,000)	FNMA, 30 Year, Single Family, TBA, 5.00%, 10/25/38	(2,085,163)
(1,455,000)	FNMA, 30 Year, Single Family, TBA, 6.00%, 11/25/38	(1,470,915)
(1,700,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 11/25/38	(1,739,845)
	(Proceeds received of $4,134,245.)	$ (5,619,197)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
CDX.EM.9	Barclays Bank plc [1]	Buy	2.65%, semi-annually	06/20/13	$ 80,000	$ 1,653
CDX.EM.9	Barclays Bank plc [2]	Buy	2.65%, semi-annually	06/20/13	140,000	2,894
CDX.EM.9	Citibank, N.A. [3]	Buy	2.65%, semi-annually	06/20/13	180,000	3,720
CDX.EM.9	Citibank, N.A. [4]	Buy	2.65%, semi-annually	06/20/13	110,000	2,274
CDX.EM.9	Deutsche Bank AG, New York [5]	Buy	2.65%, semi-annually	06/20/13	100,000	2,067
CDX.EM.9	Deutsche Bank AG, New York [6]	Buy	2.65%, semi-annually	06/20/13	210,000	4,340
CDX.EM.9	Deutsche Bank AG, New York [7]	Buy	2.65%, semi-annually	06/20/13	160,000	3,307
CDX.EM.9	Deutsche Bank AG, New York [8]	Buy	2.65%, semi-annually	06/20/13	80,000	1,653
CDX.EM.9	HSBC Bank, N.A. [9]	Buy	2.65%, semi-annually	06/20/13	140,000	2,894
CDX.EM.9	Merrill Lynch International [10]	Buy	2.65%, semi-annually	06/20/13	230,000	4,754
CDX.EM.9	Merrill Lynch International [11]	Buy	2.65%, semi-annually	06/20/13	370,000	7,647
CDX.EM.9	Morgan Stanley Capital Services [12]	Buy	2.65%, semi-annually	06/20/13	440,000	9,094
CDX.EM.9	Morgan Stanley Capital Services [13]	Buy	2.65%, semi-annually	06/20/13	180,000	3,720
CDX.NA.IG.9	Goldman Sachs Capital Management [14]	Buy	0.60%, quarterly	12/20/12	1,000,000	42,716
CDX.NA.IG.9	Goldman Sachs Capital Management [15]	Buy	0.60%, quarterly	12/20/12	140,000	5,980
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	0.60%, semi-annually	03/20/12	210,000	(21,324)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.61%, semi-annually	03/20/12	150,000	(15,186)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	0.55%, semi-annually	03/20/12	390,000	(40,212)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	0.76%, semi-annually	02/20/09	750,000	(16,269)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	0.72%, semi-annually	03/20/09	75,000	(2,131)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	0.31%, semi-annually	02/20/09	750,000	5,489
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	0.30%, semi-annually	03/20/09	75,000	685
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	1.01%, semi-annually	07/20/10	590,000	(12,975)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	0.53%, semi-annually	12/20/11	240,000	(13,317)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46%, semi-annually	12/20/11	740,000	(42,593)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	0.46%, semi-annually	12/20/11	20,000	(1,154)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	0.96%, semi-annually	07/20/10	590,000	(2,308)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 06/30/35	Morgan Stanley Capital Services	Sell	0.64%, semi-annually	06/30/35	170,000	(32,673)
						$ (95,255)
[1] Premiums Received of $203.
[2] Premiums Received of $1,672.
[3] Premiums Received of $461.
[4] Premiums Received of $1,286.
[5] Premiums Paid of $4,438.
[6] Premiums Received of $824.
[7] Premiums Received of $224.
[8] Premiums Paid of $1,962.
[9] Premiums Received of $342.
[10] Premiums Received of $447.
[11] Premiums Paid of $8,888.
[12] Premiums Paid of $11,010.
[13] Premiums Paid of $7,371.
[14] Premiums Paid of $54,695.
[15] Premiums Paid of $65,823.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York (††)	FHLMC, 4.50%, 01/15/14	$101.56	11/20/08	$1,095,000	$766

(††) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock at termination.

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Long-Term Investments — 99.1% (m)
	Common Stocks — 99.1%
	Australia — 2.0%
36,720	BHP Billiton Ltd.	949,969
2,628	Rio Tinto Ltd.	177,080

		1,127,049

	Belgium — 0.6%
16,982	Dexia S.A.	185,501
18,964	Fortis	119,994

		305,495

	Brazil — 2.1%
27,276	Companhia Vale do Rio Doce, ADR (a)	522,335
14,820	Petroleo Brasileiro S.A., ADR (a)	651,339

		1,173,674

	Egypt — 0.2%
1,135	Orascom Construction
	Industries, GDR	118,445

	Finland — 1.5%
44,530	Nokia OYJ	830,549

	France — 13.4%
9,400	Accor S.A.	502,021
32,374	AXA S.A.	1,059,742
10,826	BNP Paribas	1,033,423
8,480	Compagnie de Saint-Gobain	438,657
7,665	GDF Suez	398,782
6,519	Imerys S.A.	374,548
6,505	Lafarge S.A.	684,900
7,575	Pernod-Ricard S.A.	667,289
6,940	Sanofi-Aventis S.A.	456,274
2,010	Suez Environment S.A. (a)	49,491
28,835	Total S.A.	1,751,725

		7,416,852

	Germany — 8.9%
11,010	Bayer AG	806,341
18,850	Deutsche Post AG	393,296
25,218	E.ON AG	1,269,396
3,729	Linde AG	398,204
2,900	RWE AG	276,476
10,970	SAP AG	584,250
9,815	Siemens AG	915,514
15,967	Symrise AG	271,089

		4,914,566

	Greece — 0.7%
17,500	Piraeus Bank S.A.	364,384

	Hong Kong — 1.4%
17,000	China Mobile, Ltd.	170,301
53,300	Esprit Holdings, Ltd.	330,383
113,000	Hang Lung Properties, Ltd.	266,006

		766,690

	Israel — 1.0%
12,260	Teva Pharmaceutical Industries Ltd., ADR	561,385

	Italy — 4.1%
41,693	ENI S.p.A.	1,105,117
145,096	Intesa Sanpaolo S.p.A.	797,967
97,641	UniCredit S.p.A.	365,114

		2,268,198

	Japan — 17.9%
17,100	Astellas Pharma, Inc.	718,529
19,400	Canon, Inc.	735,471
8,300	Daikin Industries Ltd.	279,943
56	East Japan Railway Co.	417,628
29,300	Honda Motor Co., Ltd.	888,750
181	Japan Tobacco, Inc.	682,204
26,100	Komatsu Ltd.	427,297
32,100	Mitsubishi Corp.	669,611
42,600	Mitsubishi UFJ Financial Group, Inc.	371,483
21,000	Mitsui Fudosan Co., Ltd.	405,761
13,200	Murata Manufacturing Co., Ltd.	532,893
8,300	Nidec Corp.	510,605
600	Nintendo Co., Ltd.	254,504
23,900	Nomura Holdings, Inc.	311,898
12,100	Shin-Etsu Chemical Co., Ltd.	575,364
3,700	SMC Corp.	385,494
22,700	Sony Corp.	700,014
59,600	Sumitomo Corp.	555,701
79	Sumitomo Mitsui Financial Group, Inc.	495,303

		9,918,453

	Mexico — 1.4%
6,623	America Movil S.A.B. de C.V., Series L, ADR	307,042
11,800	Fomento Economico Mexicano S.A.B. de C.V., ADR	450,052

		757,094

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Netherlands — 5.7%
26,439	ING Groep N.V. CVA	566,794
18,825	Koninklijke Philips Electronics N.V.	510,771
34,353	Reed Elsevier N.V.	509,626
41,968	Royal Dutch Shell plc, Class A (a)	1,236,469
17,224	Wolters Kluwer N.V.	349,099

		3,172,759

	Norway — 0.3%
27,000	Norsk Hydro ASA	182,661

	South Korea — 0.6%
760	Samsung Electronics Co., Ltd.	348,273

	Spain — 3.8%
31,432	Banco Bilbao Vizcaya Argentaria S.A.	508,278
13,110	Inditex S.A.	554,733
43,820	Telefonica S.A.	1,041,934

		2,104,945

	Sweden — 0.4%
19,530	Atlas Copco AB, Class A	221,880

	Switzerland — 11.7%
41,890	ABB Ltd. (a)	811,762
12,145	Adecco S.A.	527,598
8,073	Holcim Ltd.	591,681
36,490	Nestle S.A.	1,577,008
18,619	Novartis AG	980,282
6,879	Roche Holding AG	1,076,853
3,183	Zurich Financial Services AG	881,438

		6,446,622

	Taiwan — 1.0%
60,439	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	566,313

	United Kingdom — 20.4%
81,827	Barclays plc	486,170
45,296	BG Group plc	821,491
26,770	British Land Co. plc	361,092
69,155	Burberry Group plc	488,998
67,368	Centrica plc	379,063
39,872	GlaxoSmithKline plc	863,735
113,200	HSBC Holdings plc	1,807,894
78,630	ICAP plc	507,164
75,843	Man Group plc	463,467
43,710	Standard Chartered plc	1,075,509
167,244	Tesco plc	1,163,181
559,821	Vodafone Group plc	1,236,326
132,987	Wm Morrison Supermarkets plc	618,443
44,940	Wolseley plc	339,682
79,790	WPP Group plc	645,386

		11,257,601

	Total Long-Term Investments (Cost $49,488,082)	54,823,888

	Short-Term Investment — 0.5%
	Investment Company — 0.5%
	United States — 0.5%
252,445	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $252,445)	252,445

	Total Investments — 99.6% (Cost $49,740,527)	55,076,333

	Other Assets in Excess of Liabilities — 0.4%	227,285

	NET ASSETS — 100.0%	$55,303,618

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2008

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

Industry	Percentage

Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	10.1
Pharmaceuticals	9.9
Insurance	3.5
Metals & Mining	3.3
Food & Staples Retailing	3.2
Wireless Telecommunication Services	3.1
Construction Materials	3.0
Food Products	2.9
Trading Companies & Distributors	2.8
Media	2.7
Industrial Conglomerates	2.6
Capital Markets	2.3
Electric Utilities	2.3
Chemicals	2.3
Beverages	2.0
Multi-Utilities	1.9
Electronic Equipment, Instruments & Components	1.9
Diversified Telecommunication Services	1.9

Machinery	1.9
Semiconductors & Semiconductor Equipment	1.7
Automobiles	1.6
Specialty Retail	1.6
Software	1.5
Communications Equipment	1.5
Electrical Equipment	1.5
Office Electronics	1.3
Building Products	1.3
Household Durables	1.3
Diversified Financial Services	1.2
Tobacco	1.2
Real Estate Management & Development	1.2
Professional Services	1.0
Others (each less than 1.0%)	4.9

JPMorgan International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $51,765,000 and 94.0%, respectively.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,630,345
Aggregate gross unrealized depreciation	(6,294,539)

Net unrealized appreciation/depreciation	$5,335,806

Federal income tax cost of investments	$49,740,527

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value :

Valuation Inputs	Investments in Securities	Other Financial Instruments*
International Equity Portfolio
Level 1	$ 813,830	$ -
Level 2	54,262,503	-
Level 3	-	-
Total	$ 55,076,333	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.4%
	Common Stocks — 97.4%
	Aerospace & Defense — 2.3%
39,600	Alliant Techsystems, Inc. (a)	3,720,024
23,800	Precision Castparts Corp.	1,874,964

		5,594,988

	Auto Components — 0.7%
49,000	WABCO Holdings, Inc.	1,741,460

	Beverages — 0.7%
23,800	Brown-Forman Corp., Class B	1,709,078

	Building Products — 1.1%
106,600	Owens Corning, Inc. (a)	2,548,806

	Capital Markets — 2.4%
34,550	Affiliated Managers Group, Inc. (a)	2,862,468
15,100	Northern Trust Corp.	1,090,220
33,100	T. Rowe Price Group, Inc.	1,777,801

		5,730,489

	Chemicals — 3.3%
116,172	Albemarle Corp.	3,582,745
52,900	PPG Industries, Inc.	3,085,128
22,600	Sigma-Aldrich Corp.	1,184,692

		7,852,565

	Commercial Banks — 5.8%
56,300	Cullen/Frost Bankers, Inc.	3,378,000
95,400	Fifth Third Bancorp	1,135,260
50,300	M&T Bank Corp.	4,489,275
296,900	Synovus Financial Corp.	3,072,915
66,000	Wilmington Trust Corp.	1,902,780

		13,978,230

	Commercial Services & Supplies — 1.3%
107,800	Republic Services, Inc.	3,231,844

	Computers & Peripherals — 0.5%
54,500	NCR Corp. (a)	1,201,725

	Construction Materials — 0.4%
12,100	Vulcan Materials Co.	901,450

	Containers & Packaging — 1.5%
89,200	Ball Corp.	3,522,508

	Distributors — 2.1%
125,000	Genuine Parts Co.	5,026,250

	Diversified Telecommunication Services — 1.3%
49,300	CenturyTel, Inc.	1,806,845
120,680	Windstream Corp.	1,320,239

		3,127,084

	Electric Utilities — 4.1%
135,100	American Electric Power Co., Inc.	5,002,753
30,100	FirstEnergy Corp.	2,016,399
117,100	Westar Energy, Inc.	2,697,984

		9,717,136

	Electronic Equipment, Instruments & Components — 3.0%
30,100	Amphenol Corp., Class A	1,208,214
123,700	Arrow Electronics, Inc. (a)	3,243,414
97,000	Tyco Electronics Ltd., (Bermuda)	2,683,020

		7,134,648

	Energy Equipment & Services — 1.0%
99,400	Helix Energy Solutions Group, Inc. (a)	2,413,432

	Food & Staples Retailing — 2.0%
163,600	Safeway, Inc.	3,880,592
45,500	SUPERVALU, Inc.	987,350

		4,867,942

	Food Products — 0.3%
14,600	JM Smucker Co. (The)	740,074

	Gas Utilities — 4.5%
84,000	Energen Corp.	3,803,520
43,300	Equitable Resources, Inc.	1,588,244
71,500	ONEOK, Inc.	2,459,600
53,200	Questar Corp.	2,176,944
28,100	UGI Corp.	724,418

		10,752,726

	Health Care Equipment & Supplies — 0.9%
27,900	Becton, Dickinson & Co.	2,239,254

	Health Care Providers & Services — 4.0%
54,800	Community Health Systems, Inc. (a)	1,606,188
125,150	Coventry Health Care, Inc. (a)	4,073,633
76,800	Lincare Holdings, Inc. (a)	2,310,912
53,100	VCA Antech, Inc. (a)	1,564,857

		9,555,590

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Hotels, Restaurants & Leisure — 1.8%
71,800	Burger King Holdings, Inc.	1,763,408
100,000	Marriott International, Inc., Class A	2,609,000

		4,372,408

	Household Durables — 2.2%
75,700	Fortune Brands, Inc.	4,342,152
38,587	Jarden Corp. (a)	904,865

		5,247,017

	Household Products — 1.0%
37,800	Clorox Co.	2,369,682

	Industrial Conglomerates — 1.1%
86,300	Carlisle Cos., Inc.	2,586,411

	Insurance — 13.0%
80,150	Assurant, Inc.	4,408,250
150,363	Cincinnati Financial Corp.	4,276,324
58,500	Everest Re Group Ltd., (Bermuda)	5,062,005
55,700	Genworth Financial, Inc., Class A	479,577
333,762	Old Republic International Corp.	4,255,465
159,900	OneBeacon Insurance Group Ltd.	3,381,885
93,600	Principal Financial Group, Inc.	4,070,664
164,300	W.R. Berkley Corp.	3,869,265
64,100	XL Capital Ltd., (Bermuda), Class A	1,149,954

		30,953,389

	IT Services — 1.5%
129,041	Total System Services, Inc.	2,116,272
59,100	Western Union Co. (The)	1,457,997

		3,574,269

	Machinery — 1.0%
45,900	Dover Corp.	1,861,245
40,800	Oshkosh Corp.	536,928

		2,398,173

	Media — 3.5%
83,400	Cablevision Systems Corp., Class A	2,098,344
109,437	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,497,098
24,100	Lamar Advertising Co., Class A (a)	744,449
48,100	Omnicom Group, Inc.	1,854,736
3,820	Washington Post Co. (The), Class B	2,126,823

		8,321,450

	Metals & Mining — 0.4%
32,200	Century Aluminum Co. (a)	891,618

	Multi-Utilities — 4.2%
262,700	CMS Energy Corp.	3,275,869
93,200	PG&E Corp.	3,490,340
158,700	Xcel Energy, Inc.	3,172,413

		9,938,622

	Oil, Gas & Consumable Fuels — 5.6%
119,800	CVR Energy, Inc. (a)	1,020,696
27,000	Devon Energy Corp.	2,462,400
50,566	Kinder Morgan Management LLC (a)	2,487,847
113,300	Teekay Corp., (Bahamas)	2,988,854
185,100	Williams Cos., Inc.	4,377,615

		13,337,412

	Pharmaceuticals — 0.6%
92,600	Warner Chilcott Ltd., (Bermuda), Class A (a)	1,400,112

	Real Estate Investment Trusts (REITs) — 4.7%
45,400	Kimco Realty Corp.	1,677,076
29,700	Plum Creek Timber Co., Inc.	1,480,842
25,200	Public Storage	2,495,052
29,126	Rayonier, Inc.	1,379,116
19,600	Regency Centers Corp.	1,307,124
31,700	Vornado Realty Trust	2,883,115

		11,222,325

	Real Estate Management & Development — 0.9%
131,450	Brookfield Properties Corp., (Canada)	2,082,168

	Software — 0.9%
105,200	Jack Henry & Associates, Inc.	2,138,716

	Specialty Retail — 5.6%
101,067	AutoNation, Inc. (a)	1,135,993
25,850	AutoZone, Inc. (a)	3,188,339
39,300	Sherwin-Williams Co. (The)	2,246,388
125,600	Staples, Inc.	2,826,000

JPMorgan Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued
74,100	Tiffany & Co.	2,632,032
41,400	TJX Cos., Inc.	1,263,528

		13,292,280

	Textiles, Apparel & Luxury Goods — 1.8%
4,800	Columbia Sportswear Co.	201,408
51,800	V.F. Corp.	4,004,658

		4,206,066

	Thrifts & Mortgage Finance — 1.4%
169,400	People’s United Financial, Inc.	3,260,950

	Tobacco — 1.1%
35,900	Lorillard, Inc.	2,554,285

	Water Utilities — 0.5%
54,900	American Water Works Co., Inc.	1,180,350

	Wireless Telecommunication Services — 1.4%
96,800	Telephone & Data Systems, Inc.	3,475,120

	Total Long-Term Investments (Cost $243,641,424)	232,390,102

	Short-Term Investment — 3.1%
	Investment Company — 3.1%
7,545,827	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $7,545,827)	7,545,827

	Total Investments — 100.5% (Cost $251,187,251)	239,935,929
	Liabilities in Excess of Other Assets — (0.5)%	(1,292,449)

	NET ASSETS — 100.0%	$238,643,480

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,328,233
Aggregate gross unrealized depreciation	(31,579,555)

Net unrealized appreciation/depreciation	$(11,251,322)

Federal income tax cost of investments	$251,187,251

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Mid Cap Value Portfolio
Level 1	$ 239,935,929	$ -
Level 2	-	-
Level 3	-	-
Total	$ 239,935,929	$ -

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.7%
	Aerospace & Defense — 1.8%
14,800	Ceradyne, Inc. (a)	542,568
1,600	Curtiss-Wright Corp.	72,720
9,900	Esterline Technologies Corp. (a)	391,941
1,800	HEICO Corp.	59,076
2,576	Moog, Inc., Class A (a)	110,459
1,200	Triumph Group, Inc.	54,852

		1,231,616

	Air Freight & Logistics — 0.6%
3,100	Atlas Air Worldwide Holdings, Inc. (a)	124,961
6,800	Hub Group, Inc., Class A (a)	256,020

		380,981

	Airlines — 1.3%
44,900	Hawaiian Holdings, Inc. (a)	416,672
21,000	Republic Airways Holdings, Inc. (a)	213,990
14,000	SkyWest, Inc.	223,720

		854,382

	Auto Components — 0.8%
1,900	American Axle & Manufacturing Holdings, Inc.	10,184
8,000	ATC Technology Corp. (a)	189,920
4,300	Cooper Tire & Rubber Co.	36,980
20,200	Lear Corp. (a)	212,100
6,800	Tenneco, Inc. (a)	72,284

		521,468

	Biotechnology — 3.4%
8,200	Alexion Pharmaceuticals, Inc. (a)	322,260
7,700	Alkermes, Inc. (a)	102,410
8,000	Arena Pharmaceuticals, Inc. (a)	40,000
14,700	Bionovo, Inc. (a)	12,789
5,700	Cell Genesys, Inc. (a)	3,363
3,500	Combinatorx, Inc. (a)	11,305
4,900	GTx, Inc. (a)	93,198
16,100	Human Genome Sciences, Inc. (a)	102,235
6,800	Keryx Biopharmaceuticals, Inc. (a)	2,380
9,500	Medarex, Inc. (a)	61,465
5,300	Myriad Genetics, Inc. (a)	343,864
5,500	Onyx Pharmaceuticals, Inc. (a)	198,990
4,000	Progenics Pharmaceuticals, Inc. (a)	53,240
6,600	Protalix BioTherapeutics, Inc., (Israel) (a)	14,718
8,800	Regeneron Pharmaceuticals, Inc. (a)	192,104
2,800	Rigel Pharmaceuticals, Inc. (a)	65,380
16,400	Seattle Genetics, Inc. (a)	175,480
3,800	Telik, Inc. (a)	2,508
4,400	United Therapeutics Corp. (a)	462,748

		2,260,437

	Building Products — 0.7%
16,400	INSTEEL Industries, Inc.	222,876
9,750	Quanex Building Products Corp.	148,590
2,300	Universal Forest Products, Inc.	80,293

		451,759

	Capital Markets — 1.1%
3,900	BGC Partners, Inc., Class A	16,731
1,600	Calamos Asset Management, Inc., Class A	28,672
16,000	Knight Capital Group, Inc., Class A (a)	237,760
5,575	Kohlberg Capital Corp.	47,889
6,900	LaBranche & Co., Inc. (a)	31,050
1,958	MCG Capital Corp.	5,130
2,100	optionsXpress Holdings, Inc.	40,782
2,421	Patriot Capital Funding, Inc.	15,422
13,400	SWS Group, Inc.	270,144
1,100	TradeStation Group, Inc. (a)	10,285
400	US Global Investors, Inc., Class A	4,020

		707,885

	Chemicals — 2.0%
2,000	Balchem Corp.	53,340
6,900	H.B. Fuller Co.	144,003
17,200	Hercules, Inc.	340,388
7,100	Innophos Holdings, Inc.	173,098
8,900	Koppers Holdings, Inc.	332,949
22,600	PolyOne Corp. (a)	145,770
7,600	W.R. Grace & Co. (a)	114,912
2,400	Zep, Inc.	42,336

		1,346,796

	Commercial Banks — 6.4%
1,000	1st Source Corp.	23,500
4,420	Ameris Bancorp	65,637
600	BancFirst Corp.	28,998

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Commercial Banks — Continued
4,600	Banco Latinoamericano de Exportaciones S.A., (Panama), Class E	66,332
4,900	Central Pacific Financial Corp.	82,369
2,246	Citizens Republic Bancorp, Inc.	6,918
5,150	City Bank	80,340
4,800	City Holding Co.	202,800
37,400	Colonial BancGroup, Inc. (The)	293,964
2,900	Columbia Banking System, Inc.	51,417
7,000	Community Bank System, Inc.	176,050
1,640	Community Trust Bancorp, Inc.	56,416
4,800	East West Bancorp, Inc.	65,760
900	Farmers Capital Bank Corp.	24,318
18,800	First Bancorp	212,760
2,500	First Community Bancshares, Inc.	93,800
3,762	Glacier Bancorp, Inc.	93,185
2,200	Green Bankshares, Inc.	51,722
20,400	Hanmi Financial Corp.	103,020
900	Heritage Commerce Corp.	13,698
8,875	IBERIABANK Corp.	469,044
4,910	International Bancshares Corp.	132,570
2,500	Lakeland Financial Corp.	54,900
1,000	MainSource Financial Group, Inc.	19,600
16,900	Nara Bancorp, Inc.	189,280
2,700	NBT Bancorp, Inc.	80,784
2,900	Oriental Financial Group, Inc.	51,794
10,400	Pacific Capital Bancorp	211,640
2,700	Peoples Bancorp, Inc.	58,779
1,100	Prosperity Bancshares, Inc.	37,389
6,900	Provident Bankshares Corp.	66,999
800	Renasant Corp.	17,368
463	Republic Bancorp, Inc., Class A	14,038
900	Sierra Bancorp	18,774
1,000	Simmons First National Corp., Class A	35,600
7,100	Southwest Bancorp, Inc.	125,457
21,050	Sterling Bancshares, Inc.	219,972
6,750	Sterling Financial Corp.	97,875
1,000	TriCo Bancshares	21,530
2,700	UCBH Holdings, Inc.	17,307
9,295	W Holding Co., Inc.	5,019
5,900	West Coast Bancorp	86,494
7,100	Westamerica Bancorp	408,463
4,600	Wilshire Bancorp, Inc.	55,982

		4,289,662

	Commercial Services & Supplies — 3.3%
1,300	Bowne & Co., Inc.	15,015
9,100	Cenveo, Inc. (a)	69,979
20,600	Comfort Systems USA, Inc.	275,216
7,400	Consolidated Graphics, Inc. (a)	224,442
29,700	Deluxe Corp.	427,383
4,100	Ennis, Inc.	63,386
8,700	GEO Group, Inc. (The) (a)	175,827
9,300	Herman Miller, Inc.	227,571
900	HNI Corp.	22,806
24,900	IKON Office Solutions, Inc.	423,549
11,200	Knoll, Inc.	169,344
2,700	United Stationers, Inc. (a)	129,141

		2,223,659

	Communications Equipment — 2.6%
17,100	3Com Corp. (a)	39,843
28,507	Arris Group, Inc. (a)	220,359
5,500	Avocent Corp. (a)	112,530
3,900	Black Box Corp.	134,667
3,600	Blue Coat Systems, Inc. (a)	51,084
4,500	Comtech Telecommunications Corp. (a)	221,580
1,100	Digi International, Inc. (a)	11,220
22,200	Emulex Corp. (a)	236,874
345	Extreme Networks, Inc. (a)	1,163
16,400	Finisar Corp. (a)	16,564
3,000	Foundry Networks, Inc. (a)	54,630
9,500	Harmonic, Inc. (a)	80,275
10,000	MRV Communications, Inc. (a)	11,700
4,200	NETGEAR, Inc. (a)	63,000
9,400	Plantronics, Inc.	211,688
5,200	Polycom, Inc. (a)	120,276
4,500	Powerwave Technologies, Inc. (a)	17,820
3,900	Sonus Networks, Inc. (a)	11,232
11,400	Symmetricom, Inc. (a)	56,658
6,000	Tekelec (a)	83,940
2,000	UTStarcom, Inc. (a)	6,740

		1,763,843

	Computers & Peripherals — 0.7%
4,000	Adaptec, Inc. (a)	13,120
1,100	Electronics for Imaging, Inc. (a)	15,323

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Computers & Peripherals — Continued
2,500	Hypercom Corp. (a)	9,950
6,500	Imation Corp.	146,835
700	Intevac, Inc. (a)	7,448
16,400	Novatel Wireless, Inc. (a)	99,384
2,900	Palm, Inc.	17,313
16,900	Quantum Corp. (a)	17,745
4,400	Synaptics, Inc. (a)	132,968

		460,086

	Construction & Engineering — 0.6%
1,300	EMCOR Group, Inc. (a)	34,216
2,000	MasTec, Inc. (a)	26,580
13,900	Perini Corp. (a)	358,481

		419,277

	Construction Materials — 0.1%
3,500	Headwaters, Inc. (a)	46,725

	Consumer Finance — 2.2%
8,300	Advance America Cash Advance Centers, Inc.	24,817
19,500	Cash America International, Inc.	702,780
15,997	Dollar Financial Corp. (a)	246,194
7,700	EZCORP, Inc., Class A (a)	144,760
2,800	First Cash Financial Services, Inc. (a)	42,000
5,200	First Marblehead Corp. (The)	12,948
9,000	World Acceptance Corp. (a)	324,000

		1,497,499

	Containers & Packaging — 1.9%
1,100	AEP Industries, Inc. (a)	22,000
12,700	Myers Industries, Inc.	160,147
19,400	Rock-Tenn Co., Class A	775,612
5,800	Silgan Holdings, Inc.	296,322

		1,254,081

	Diversified Consumer Services — 0.0% (g)
1,200	thinkorswim Group, Inc. (a)	9,996

	Diversified Financial Services — 0.5%
1,700	Compass Diversified Holdings	23,698
2,500	Encore Capital Group, Inc. (a)	34,250
3,400	Financial Federal Corp.	77,928
10,100	Interactive Brokers Group, Inc. (a)	223,917

		359,793

	Diversified Telecommunication Services — 1.4%
112,800	Cincinnati Bell, Inc. (a)	348,552
42,300	Premiere Global Services, Inc. (a)	594,738

		943,290

	Electric Utilities — 1.7%
13,500	El Paso Electric Co. (a)	283,500
15,000	Portland General Electric Co.	354,900
3,700	UniSource Energy Corp.	108,003
17,000	Westar Energy, Inc.	391,680

		1,138,083

	Electrical Equipment — 2.0%
2,900	A.O. Smith Corp.	113,651
6,500	Acuity Brands, Inc.	271,440
5,500	Evergreen Solar, Inc. (a)	30,360
30,400	GrafTech International Ltd. (a)	459,344
3,700	Power-One, Inc. (a)	5,365
11,400	Regal-Beloit Corp.	484,728

		1,364,888

	Electronic Equipment, Instruments & Components — 2.0%
7,600	Anixter International, Inc. (a)	452,276
9,700	Benchmark Electronics, Inc. (a)	136,576
3,900	Checkpoint Systems, Inc. (a)	73,398
7,200	CTS Corp.	92,016
5,000	Insight Enterprises, Inc. (a)	67,050
3,700	Methode Electronics, Inc.	33,078
5,200	Plexus Corp. (a)	107,640
2,100	Rofin-Sinar Technologies, Inc. (a)	64,281
67,000	Sanmina-SCI Corp. (a)	93,800
5,200	Technitrol, Inc.	76,908
10,800	TTM Technologies, Inc. (a)	107,136

		1,304,159

	Energy Equipment & Services — 2.7%
10,400	Allis-Chalmers Energy, Inc. (a)	131,560
2,800	Basic Energy Services, Inc. (a)	59,640
24,000	Grey Wolf, Inc. (a)	186,720
12,900	Gulfmark Offshore, Inc. (a)	578,952
6,400	ION Geophysical Corp. (a)	90,816
2,200	Lufkin Industries, Inc.	174,570
2,400	Matrix Service Co. (a)	45,840
2,300	Newpark Resources (a)	16,790
15,000	Parker Drilling Co. (a)	120,300
2,800	T-3 Energy Services, Inc. (a)	103,936

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Energy Equipment & Services — Continued
13,000	Trico Marine Services, Inc. (a)	222,040
4,100	Union Drilling, Inc. (a)	43,419

		1,774,583

	Food & Staples Retailing — 1.0%
3,700	Casey’s General Stores, Inc.	111,629
13,100	Nash Finch Co.	564,872

		676,501

	Food Products — 0.7%
21,600	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	479,520

	Gas Utilities — 1.6%
8,600	Laclede Group, Inc. (The)	417,014
7,200	New Jersey Resources Corp.	258,408
3,800	Northwest Natural Gas Co.	197,600
5,400	WGL Holdings, Inc.	175,230

		1,048,252

	Health Care Equipment & Supplies — 3.1%
11,200	CONMED Corp. (a)	358,400
7,200	Electro-Optical Sciences, Inc. (a)	37,584
4,200	Greatbatch, Inc. (a)	103,068
300	Haemonetics Corp. (a)	18,516
300	Integra LifeSciences Holdings Corp. (a)	13,209
16,300	Invacare Corp.	393,482
4,300	Medical Action Industries, Inc. (a)	56,459
2,300	Mentor Corp.	54,878
5,100	NeuroMetrix, Inc. (a)	4,845
1,600	Palomar Medical Technologies, Inc. (a)	21,536
12,200	Quidel Corp. (a)	200,202
13,900	STERIS Corp.	522,362
10,300	Thoratec Corp. (a)	270,375

		2,054,916

	Health Care Providers & Services — 4.3%
13,600	Alliance Imaging, Inc. (a)	139,672
3,900	Amedisys, Inc. (a)	189,813
8,200	AMERIGROUP Corp. (a)	206,968
9,800	AMN Healthcare Services, Inc. (a)	172,186
6,500	Apria Healthcare Group, Inc. (a)	118,560
9,300	Centene Corp. (a)	190,743
3,200	Emergency Medical Services Corp., Class A (a)	95,616
21,000	Gentiva Health Services, Inc. (a)	565,740
11,700	Hanger Orthopedic Group, Inc. (a)	204,165
2,300	inVentiv Health, Inc. (a)	40,618
900	Molina Healthcare, Inc. (a)	27,900
9,900	Owens & Minor, Inc.	480,150
9,200	PSS World Medical, Inc. (a)	179,400
3,900	Psychiatric Solutions, Inc. (a)	148,005
5,500	Res-Care, Inc. (a)	99,770
2,400	US Physical Therapy, Inc. (a)	41,664

		2,900,970

	Health Care Technology — 0.4%
2,800	MedAssets, Inc. (a)	48,160
14,900	Omnicell, Inc. (a)	195,935

		244,095

	Hotels, Restaurants & Leisure — 1.0%
2,700	Bob Evans Farms, Inc.	73,683
3,800	CBRL Group, Inc.	99,940
35,100	Denny’s Corp. (a)	90,558
4,300	Domino’s Pizza, Inc. (a)	52,202
6,900	Einstein Noah Restaurant Group, Inc. (a)	69,552
13,900	Jack in the Box, Inc. (a)	293,290
2,300	Rick’s Cabaret International, Inc. (a)	22,586

		701,811

	Household Durables — 2.1%
11,900	Champion Enterprises, Inc. (a)	66,045
67	CSS Industries, Inc.	1,724
17,000	Helen of Troy Ltd., (Bermuda) (a)	387,090
4,300	Hooker Furniture Corp.	76,325
3,468	Jarden Corp. (a)	81,325
9,600	Tempur-Pedic International, Inc.	112,896
23,600	Tupperware Brands Corp.	652,068

		1,377,473

	Insurance — 3.9%
2,700	American Physicians Capital, Inc.	114,291
4,100	Amerisafe, Inc. (a)	74,620
2,858	Argo Group International Holdings Ltd., (Bermuda) (a)	105,317
13,200	Aspen Insurance Holdings Ltd., (Bermuda)	363,000
5,300	Assured Guaranty Ltd., (Bermuda)	86,178

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
4,250	Delphi Financial Group, Inc., Class A	119,170
3,500	First Mercury Financial Corp. (a)	49,875
14,100	Flagstone Reinsurance Holdings Ltd., (Bermuda)	144,807
1,600	Hallmark Financial Services (a)	14,544
4,900	Max Capital Group Ltd., (Bermuda)	113,827
12,200	Meadowbrook Insurance Group, Inc.	86,132
2,500	National Financial Partners Corp.	37,500
200	Navigators Group, Inc. (a)	11,600
10,900	Platinum Underwriters Holdings Ltd., (Bermuda)	386,732
22,800	PMA Capital Corp., Class A (a)	201,096
7,400	Safety Insurance Group, Inc.	280,682
4,200	SeaBright Insurance Holdings, Inc. (a)	54,600
7,500	Selective Insurance Group	171,900
5,900	Zenith National Insurance Corp.	216,176

		2,632,047

	Internet & Catalog Retail — 0.0% (g)
300	NutriSystem, Inc.	5,316

	Internet Software & Services — 1.6%
2,500	Ariba, Inc. (a)	35,325
3,900	Art Technology Group, Inc. (a)	13,728
4,500	AsiaInfo Holdings, Inc., (China) (a)	41,310
1,500	Chordiant Software, Inc. (a)	7,695
1,300	Digital River, Inc. (a)	42,120
35,200	EarthLink, Inc. (a)	299,200
6,800	Interwoven, Inc. (a)	96,016
6,700	j2 Global Communications, Inc. (a)	156,445
3,990	ModusLink Global Solutions, Inc. (a)	38,344
5,300	Perficient, Inc. (a)	35,192
25,959	United Online, Inc.	244,274
8,200	ValueClick, Inc. (a)	83,886

		1,093,535

	IT Services — 2.3%
11,200	Acxiom Corp.	140,448
4,600	CACI International, Inc., Class A (a)	230,460
15,000	CIBER, Inc. (a)	104,850
4,300	CSG Systems International, Inc. (a)	75,379
11,946	Cybersource Corp. (a)	192,450
4,700	Gartner, Inc. (a)	106,596
2,900	Hackett Group, Inc. (The) (a)	15,776
1,700	iGate Corp. (a)	14,739
4,700	infoGROUP, Inc.	31,067
1,200	Integral Systems, Inc. (a)	24,924
4,900	Mantech International Corp., Class A (a)	290,521
113	Mastech Holdings, Inc. (a)	861
2,100	MAXIMUS, Inc.	77,364
1,700	NCI, Inc., Class A (a)	48,416
10,200	Perot Systems Corp., Class A (a)	176,970

		1,530,821

	Leisure Equipment & Products — 1.3%
26,000	JAKKS Pacific, Inc. (a)	647,660
7,000	RC2 Corp. (a)	140,000
1,700	Steinway Musical Instruments (a)	48,144

		835,804

	Life Sciences Tools & Services — 1.0%
1,500	AMAG Pharmaceuticals, Inc. (a)	58,095
700	Bio-Rad Laboratories, Inc., Class A (a)	69,384
11,100	Bruker Corp. (a)	147,963
1,600	Enzo Biochem, Inc. (a)	17,568
6,700	eResearchTechnology, Inc. (a)	79,797
3,900	Exelixis, Inc. (a)	23,712
1,300	Kendle International, Inc. (a)	58,123
7,000	Medivation, Inc. (a)	185,220

		639,862

	Machinery — 4.0%
6,100	Accuride Corp. (a)	9,760
2,700	Astec Industries, Inc. (a)	83,241
13,900	Barnes Group, Inc.	281,058
3,400	Cascade Corp.	148,954
2,000	Chart Industries, Inc. (a)	57,120
8,600	CIRCOR International, Inc.	373,498
9,600	Columbus McKinnon Corp. (a)	226,272
14,800	EnPro Industries, Inc. (a)	549,968
1,400	Middleby Corp. (a)	76,034
16,500	Wabtec Corp.	845,295
1,200	Watts Water Technologies, Inc., Class A	32,820
2,800	Xerium Technologies, Inc.	18,032

		2,702,052

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Marine — 0.5%
5,800	Genco Shipping & Trading Ltd.	192,792
17,400	Horizon Lines, Inc., Class A	171,738
300	TBS International Ltd., (Bermuda), Class A (a)	4,038

		368,568

	Media — 0.5%
2,700	Belo Corp., Class A	16,092
3,700	Entercom Communications Corp., Class A	18,574
7,700	Harte-Hanks, Inc.	79,849
9,400	Idearc, Inc.	11,750
3,700	Lee Enterprises, Inc.	12,950
3,200	LIN TV Corp., Class A (a)	16,512
4,300	Marvel Entertainment, Inc. (a)	146,802
3,800	McClatchy Co., Class A	16,720
4,000	Valassis Communications, Inc. (a)	34,640

		353,889

	Metals & Mining — 0.2%
500	Compass Minerals International, Inc.	26,195
3,000	Olympic Steel, Inc.	88,470

		114,665

	Multi-Utilities — 0.1%
3,100	Black Hills Corp.	96,317

	Oil, Gas & Consumable Fuels — 3.2%
700	APCO Argentina, Inc.	19,817
1,300	ATP Oil & Gas Corp. (a)	23,153
9,000	Callon Petroleum Co. (a)	162,270
26,900	Endeavour International Corp. (a)	35,508
2,300	Georesources, Inc. (a)	26,358
18,000	Gran Tierra Energy, Inc., (Canada) (a)	66,780
27,200	McMoRan Exploration Co. (a)	643,008
16,000	Pacific Ethanol, Inc. (a)	22,240
4,300	Penn Virginia Corp.	229,792
14,894	Stone Energy Corp. (a)	630,463
3,700	Swift Energy Co. (a)	143,153
14,800	VAALCO Energy, Inc. (a)	101,232

		2,103,774

	Paper & Forest Products — 0.2%
14,200	Buckeye Technologies, Inc. (a)	116,298

	Personal Products — 0.1%
9,900	American Oriental Bioengineering, Inc., (China) (a)	64,251

	Pharmaceuticals — 1.3%
4,100	Alpharma, Inc., Class A (a)	151,249
900	Auxilium Pharmaceuticals, Inc. (a)	29,160
6,400	Cardiome Pharma Corp., (Canada) (a)	48,640
200	CPEX Pharmaceuticals, Inc. (a)	3,750
5,300	Cypress Bioscience, Inc. (a)	38,955
7,600	DURECT Corp. (a)	42,560
2,900	Par Pharmaceutical Cos., Inc. (a)	35,641
1,300	Salix Pharmaceuticals Ltd. (a)	8,333
4,600	ULURU, Inc. (a)	4,600
4,400	Valeant Pharmaceuticals International (a)	90,068
20,700	ViroPharma, Inc. (a)	271,584
3,500	XenoPort, Inc. (a)	169,715

		894,255

	Professional Services — 1.1%
3,800	COMSYS IT Partners, Inc. (a)	36,936
4,500	Heidrick & Struggles International, Inc.	135,675
19,900	Kforce, Inc. (a)	203,179
8,100	Korn/Ferry International (a)	144,342
3,200	Navigant Consulting, Inc. (a)	63,648
8,500	TrueBlue, Inc. (a)	137,360

		721,140

	Real Estate Investment Trusts (REITs) — 6.0%
1,283	American Campus Communities, Inc.	43,468
19,000	Anthracite Capital, Inc.	101,840
4,700	Ashford Hospitality Trust, Inc.	19,035
8,400	Associated Estates Realty Corp.	109,452
2,100	BioMed Realty Trust, Inc.	55,545
6,100	Capstead Mortgage Corp.	66,795
37,300	DCT Industrial Trust, Inc.	279,377
7,600	Glimcher Realty Trust	79,344
8,300	Hersha Hospitality Trust	61,752
2,000	Home Properties, Inc.	115,900
1,800	LaSalle Hotel Properties	41,976
54,600	Lexington Realty Trust	940,209
5,000	Maguire Properties, Inc.	29,800
50,100	MFA Mortgage Investments, Inc.	325,650
2,000	Mission West Properties, Inc.	19,480

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
15,000	National Retail Properties, Inc.	359,250
18,900	NorthStar Realty Finance Corp.	146,475
10,700	Omega Healthcare Investors, Inc.	210,362
4,100	Parkway Properties, Inc.	155,226
9,200	Pennsylvania Real Estate Investment Trust	173,420
2,400	PS Business Parks, Inc.	138,240
3,800	RAIT Financial Trust	20,862
2,100	Saul Centers, Inc.	106,134
12,700	Senior Housing Properties Trust	302,641
11,600	Strategic Hotels & Resorts, Inc.	87,580

		3,989,813

	Real Estate Management & Development — 0.1%
3,100	Forestar Real Estate Group, Inc. (a)	45,725

	Road & Rail — 0.6%
8,900	Arkansas Best Corp.	299,841
7,600	YRC Worldwide, Inc. (a)	90,896

		390,737

	Semiconductors & Semiconductor Equipment — 3.8%
700	Actel Corp. (a)	8,736
1,300	Advanced Energy Industries, Inc. (a)	17,784
57,600	Amkor Technology, Inc. (a)	366,912
9,200	Anadigics, Inc. (a)	25,852
3,025	Applied Micro Circuits Corp. (a)	18,089
2,300	Asyst Technologies, Inc. (a)	5,520
2,800	Axcelis Technologies, Inc. (a)	4,760
2,800	Brooks Automation, Inc. (a)	23,408
13,100	Cirrus Logic, Inc. (a)	71,395
6,650	Diodes, Inc. (a)	122,693
3,106	Entegris, Inc. (a)	15,033
2,000	IXYS Corp.	18,180
8,600	Kulicke & Soffa Industries, Inc. (a)	38,786
3,600	Lattice Semiconductor Corp. (a)	7,416
1,400	LTX-Credence Corp. (a)	2,436
3,600	Mattson Technology, Inc. (a)	17,028
10,200	Micrel, Inc.	92,514
3,400	Microsemi Corp. (a)	86,632
9,800	MIPS Technologies, Inc. (a)	34,398
3,600	MKS Instruments, Inc. (a)	71,676
2,300	OmniVision Technologies, Inc. (a)	26,243
1,600	Photronics, Inc. (a)	3,008
37,200	PMC-Sierra, Inc. (a)	276,024
8,600	RF Micro Devices, Inc. (a)	25,112
1,100	Semitool, Inc. (a)	8,998
5,300	Semtech Corp. (a)	73,988
400	Sigma Designs, Inc. (a)	5,688
10,600	Silicon Image, Inc. (a)	56,604
8,100	Silicon Storage Technology, Inc. (a)	26,406
52,200	Skyworks Solutions, Inc. (a)	436,392
2,900	Standard Microsystems Corp. (a)	72,442
600	Supertex, Inc. (a)	16,896
10,900	Techwell, Inc. (a)	102,787
33,900	TriQuint Semiconductor, Inc. (a)	162,381
19,900	Zoran Corp. (a)	162,384

		2,504,601

	Software — 3.3%
13,600	Actuate Corp. (a)	47,600
604	ANSYS, Inc. (a)	22,873
33,100	Aspen Technology, Inc. (a)	420,370
4,200	Epicor Software Corp. (a)	33,138
8,100	Informatica Corp. (a)	105,219
24,300	JDA Software Group, Inc. (a)	369,603
1,600	Macrovision Solutions Corp. (a)	24,608
2,100	Magma Design Automation, Inc. (a)	8,442
1,800	Manhattan Associates, Inc. (a)	40,212
7,400	Mentor Graphics Corp. (a)	83,990
900	Net 1 UEPS Technologies, Inc., (South Africa) (a)	20,097
13,440	Parametric Technology Corp. (a)	247,296
1,100	Pegasystems, Inc.	14,201
10,900	Progress Software Corp. (a)	283,291
3,800	Secure Computing Corp. (a)	20,824
2,300	Smith Micro Software, Inc. (a)	16,330
1,200	SPSS, Inc. (a)	35,232
12,500	Sybase, Inc. (a)	382,750

		2,176,076

	Specialty Retail — 4.5%
6,450	Aeropostale, Inc. (a)	207,110
14,000	Brown Shoe Co., Inc.	229,320
3,600	Buckle, Inc. (The)	199,944

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Specialty Retail — Continued
8,042	Collective Brands, Inc. (a)	147,249
6,800	Finish Line, Inc. (The), Class A	67,932
15,200	Gymboree Corp. (a)	539,600
8,400	Jos. A. Bank Clothiers, Inc. (a)	282,240
4,400	Men’s Wearhouse, Inc.	93,456
36,600	Rent-A-Center, Inc. (a)	815,451
109,400	Wet Seal, Inc. (The), Class A (a)	397,122

		2,979,424

	Textiles, Apparel & Luxury Goods — 1.9%
3,100	Deckers Outdoor Corp. (a)	322,648
23,500	Maidenform Brands, Inc. (a)	340,985
4,800	Movado Group, Inc.	107,280
1,000	Oxford Industries, Inc.	25,830
14,300	Perry Ellis International, Inc. (a)	213,213
2,300	Steven Madden Ltd. (a)	56,994
4,300	UniFirst Corp.	185,287

		1,252,237

	Thrifts & Mortgage Finance — 1.1%
2,300	Federal Agricultural Mortgage Corp., Class C	9,430
10,757	First Niagara Financial Group, Inc.	169,423
1,200	First Place Financial Corp.	15,420
3,200	Guaranty Financial Group, Inc. (a)	12,640
2,500	OceanFirst Financial Corp.	45,300
15,500	Ocwen Financial Corp. (a)	124,775
8,500	PMI Group, Inc. (The)	25,075
9,000	Trustco Bank Corp.	105,390
6,600	United Community Financial Corp.	33,000
3,400	WSFS Financial Corp.	204,000

		744,453

	Trading Companies & Distributors — 1.2%
25,575	Applied Industrial Technologies, Inc.	688,735
3,800	Kaman Corp.	108,224

		796,959

	Wireless Telecommunication Services — 0.9%
27,000	Centennial Communications Corp. (a)	168,480
25,100	Syniverse Holdings, Inc. (a)	416,911

		585,391

	Total Common Stocks (Cost $71,587,305)	65,826,496

	U.S. Treasury Obligation — 0.2%
95,000	U.S. Treasury Note, 4.63%, 11/30/08 (k) (Cost $95,469)	95,616

	Total Long-Term Investments (Cost $71,682,774)	65,922,112

SHARES

	Short-Term Investment — 2.2%
1,489,558	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $1,489,558)	1,489,558

	Total Investments — 101.1% (Cost $73,172,332)
	Liabilities in Excess of Other Assets — (1.1)%	67,411,670
	NET ASSETS — 100.0%	(737,809)

		$66,673,861

Percentages indicated are based on net assets.

JPMorgan Small Company Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/08	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
4	Russell 2000 Index	December, 2008	$1,355,500	$(69,417)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,252,392
Aggregate gross unrealized depreciation	(13,013,054)

Net unrealized appreciation/depreciation	(5,760,662)

Federal income tax cost of investments	$73,172,332

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Small Company Portfolio
Level 1	$ 67,316,054	$ -	$ (69,417)
Level 2	95,616	-	-
Level 3	-	-	-
Total	$ 67,411,670	$ -	$ (69,417)

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.9%
	Common Stocks — 99.9%
	Aerospace & Defense — 2.8%
5,665	Boeing Co.	324,888
11,005	United Technologies Corp.	660,960

		985,848

	Auto Components — 1.7%
19,000	Johnson Controls, Inc.	576,270

	Beverages — 1.4%
6,740	PepsiCo, Inc.	480,360

	Biotechnology — 1.9%
4,230	Celgene Corp. (a)	267,675
8,340	Gilead Sciences, Inc. (a)	380,137

		647,812

	Capital Markets — 4.6%
5,160	Ameriprise Financial, Inc.	197,112
14,180	Bank of New York Mellon Corp. (The)	461,984
2,160	Goldman Sachs Group, Inc. (The)	276,480
20,480	Morgan Stanley	471,040
10,820	TD AMERITRADE Holding Corp. (a)	175,284

		1,581,900

	Chemicals — 2.2%
2,200	Monsanto Co.	217,756
7,775	Praxair, Inc.	557,778

		775,534

	Commercial Banks — 4.4%
18,190	U.S. Bancorp	655,204
23,270	Wells Fargo & Co.	873,323

		1,528,527

	Communications Equipment — 6.9%
59,225	Cisco Systems, Inc. (a)	1,336,116
24,815	Corning, Inc.	388,107
15,895	QUALCOMM, Inc.	683,008

		2,407,231

	Computers & Peripherals — 5.6%
3,960	Apple, Inc. (a)	450,094
16,315	Hewlett-Packard Co.	754,405
6,295	International Business Machines Corp.	736,263

		1,940,762

	Diversified Financial Services — 3.8%
37,770	Bank of America Corp.	1,321,950

	Diversified Telecommunication Services — 3.4%
19,860	AT&T, Inc.	554,491
19,665	Verizon Communications, Inc.	631,050

		1,185,541

	Electric Utilities — 2.8%
7,035	Edison International	280,696
5,830	Exelon Corp.	365,075
5,140	FirstEnergy Corp.	344,329

		990,100

	Energy Equipment & Services — 2.5%
4,840	Baker Hughes, Inc.	293,013
3,060	National Oilwell Varco, Inc. (a)	153,704
5,510	Schlumberger Ltd.	430,276

		876,993

	Food & Staples Retailing — 4.5%
12,185	CVS/Caremark Corp.	410,147
17,010	Safeway, Inc.	403,477
8,500	SYSCO Corp.	262,055
7,920	Wal-Mart Stores, Inc.	474,329

		1,550,008

	Health Care Equipment & Supplies — 1.3%
4,630	C.R. Bard, Inc.	439,248

	Health Care Providers & Services — 0.8%
7,700	Aetna, Inc.	278,047

	Hotels, Restaurants & Leisure — 1.0%
4,220	International Game Technology	72,499
8,480	Yum! Brands, Inc.	276,533

		349,032

	Household Products — 4.0%
5,160	Colgate-Palmolive Co.	388,806
14,425	Procter & Gamble Co.	1,005,278

		1,394,084

	Industrial Conglomerates — 2.2%
30,395	General Electric Co.	775,073

	Insurance — 2.5%
6,040	Aflac, Inc. (m)	354,850
2,780	Axis Capital Holdings Ltd., (Bermuda)	88,154
2,180	Chubb Corp. (The)	119,682

JPMorgan U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Insurance — Continued
4,430	Principal Financial Group, Inc.	192,661
2,390	Travelers Cos., Inc. (The)	108,028

		863,375

	Internet Software & Services — 1.3%
760	Google, Inc., Class A (a)	304,395
9,280	Yahoo!, Inc. (a)	160,544

		464,939

	Machinery — 3.3%
5,280	Caterpillar, Inc.	314,688
9,710	Danaher Corp.	673,874
4,460	PACCAR, Inc.	170,327

		1,158,889

	Media — 3.6%
34,960	News Corp., Class A	419,170
23,610	Time Warner, Inc.	309,527
16,720	Walt Disney Co. (The)	513,137

		1,241,834

	Metals & Mining — 0.5%
3,050	Freeport-McMoRan Copper & Gold, Inc.	173,392

	Multiline Retail — 0.5%
4,110	Kohl’s Corp. (a)	189,389

	Oil, Gas & Consumable Fuels — 10.6%
4,490	Apache Corp.	468,217
4,210	Devon Energy Corp.	383,952
24,020	Exxon Mobil Corp.	1,865,393
1,980	Hess Corp.	162,519
5,600	Marathon Oil Corp.	223,272
4,730	Occidental Petroleum Corp.	333,229
5,070	XTO Energy, Inc.	235,856

		3,672,438

	Pharmaceuticals — 6.8%
14,000	Abbott Laboratories	806,120
15,180	Bristol-Myers Squibb Co.	316,503
23,440	Merck & Co., Inc.	739,766
27,270	Schering-Plough Corp.	503,677

		2,366,066

	Road & Rail — 3.4%
17,600	Norfolk Southern Corp.	1,165,296

	Semiconductors & Semiconductor Equipment — 1.2%
18,540	Xilinx, Inc.	434,763

	Software — 3.9%
40,750	Microsoft Corp.	1,087,618
12,755	Oracle Corp. (a)	259,054

		1,346,672

	Specialty Retail — 1.8%
8,180	Advance Auto Parts, Inc.	324,419
12,760	Staples, Inc.	287,100

		611,519

	Textiles, Apparel & Luxury Goods — 1.3%
6,510	Nike, Inc., Class B	435,519

	Tobacco — 1.4%
9,830	Philip Morris International, Inc.	472,823

	Total Long-Term Investments (Cost $35,092,382)	34,681,234

	Short-Term Investment — 0.6%
	Investment Company — 0.6%
227,948	JPMorgan Prime Money Market Fund, Institutional Class (b) (m) (Cost $227,948)	227,948

	Total Investments — 100.5% (Cost $35,320,330)	34,909,182
	Liabilities in Excess of Other Assets — (0.5)%	(189,834)

	NET ASSETS — 100.0%	$34,719,348

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,728,114
Aggregate gross unrealized depreciation	(4,139,262)

Net unrealized appreciation/depreciation	$(411,148)

Federal income tax cost of investments	$35,320,330

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 — quoted prices in active markets for identical securities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
U.S. Large Cap Core Equity Portfolio
Level 1	$ 34,909,182	$ -
Level 2	-	-
Level 3	-	-
Total	$ 34,909,182	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 26, 2008

By:

/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

November 26, 2008